Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	13
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,999,478,618.95	53,438		57.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.507%		July 15, 2025
Class A-2a Notes	$323,350,000.00	5.40%		April 15, 2027
Class A-2b Notes	$330,000,000.00	4.70385%	*	April 15, 2027
Class A-3 Notes	$653,300,000.00	5.10%		April 15, 2029
Class A-4 Notes	$93,350,000.00	4.96%		May 15, 2030
Class B Notes	$55,260,000.00	5.23%		May 15, 2030
Class C Notes	$36,830,000.00	0.00%		December 15, 2031
Total	$1,842,090,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,277,628.43

Principal:
Principal Collections	$32,475,125.84
Prepayments in Full	$17,014,490.61
Liquidation Proceeds	$651,661.14
Recoveries	$77,978.33
Sub Total	$50,219,255.92
Collections	$55,496,884.35

Purchase Amounts:
Purchase Amounts Related to Principal	$4,378.50
Purchase Amounts Related to Interest	$11.01
Sub Total	$4,389.51

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$55,501,273.86

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	13
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$55,501,273.86
Servicing Fee	$1,116,338.79	$1,116,338.79	$0.00	$0.00	$54,384,935.07
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$54,384,935.07
Interest - Class A-2a Notes	$811,161.66	$811,161.66	$0.00	$0.00	$53,573,773.41
Interest - Class A-2b Notes	$697,083.72	$697,083.72	$0.00	$0.00	$52,876,689.69
Interest - Class A-3 Notes	$2,776,525.00	$2,776,525.00	$0.00	$0.00	$50,100,164.69
Interest - Class A-4 Notes	$385,846.67	$385,846.67	$0.00	$0.00	$49,714,318.02
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$49,714,318.02
Interest - Class B Notes	$240,841.50	$240,841.50	$0.00	$0.00	$49,473,476.52
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$49,473,476.52
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$49,473,476.52
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$49,473,476.52
Regular Principal Payment	$46,811,552.27	$46,811,552.27	$0.00	$0.00	$2,661,924.25
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,661,924.25
Residual Released to Depositor	$0.00	$2,661,924.25	$0.00	$0.00	$0.00
Total		$55,501,273.86

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$46,811,552.27
Total					$46,811,552.27

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$23,167,544.85	$71.65	$811,161.66	$2.51	$23,978,706.51	$74.16
Class A-2b Notes	$23,644,007.42	$71.65	$697,083.72	$2.11	$24,341,091.14	$73.76
Class A-3 Notes	$0.00	$0.00	$2,776,525.00	$4.25	$2,776,525.00	$4.25
Class A-4 Notes	$0.00	$0.00	$385,846.67	$4.13	$385,846.67	$4.13
Class B Notes	$0.00	$0.00	$240,841.50	$4.36	$240,841.50	$4.36
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$46,811,552.27	$25.41	$4,911,458.55	$2.67	$51,723,010.82	$28.08

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	13

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$180,258,147.73	0.5574707	$157,090,602.88	0.4858222
Class A-2b Notes	$183,965,327.82	0.5574707	$160,321,320.40	0.4858222
Class A-3 Notes	$653,300,000.00	1.0000000	$653,300,000.00	1.0000000
Class A-4 Notes	$93,350,000.00	1.0000000	$93,350,000.00	1.0000000
Class B Notes	$55,260,000.00	1.0000000	$55,260,000.00	1.0000000
Class C Notes	$36,830,000.00	1.0000000	$36,830,000.00	1.0000000
Total	$1,202,963,475.55	0.6530427	$1,156,151,923.28	0.6276305

Pool Information
Weighted Average APR	4.714%	4.720%
Weighted Average Remaining Term	47.66	46.90
Number of Receivables Outstanding	42,303	41,395
Pool Balance	$1,339,606,544.44	$1,288,676,319.58
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,239,805,451.82	$1,192,993,899.55
Pool Factor	0.6699779	0.6445062

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,605,247.03
Yield Supplement Overcollateralization Amount	$95,682,420.03
Targeted Overcollateralization Amount	$132,524,396.30
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$132,524,396.30

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,605,247.03
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,605,247.03
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,605,247.03

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	13
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		87	$784,568.77
(Recoveries)		39	$77,978.33
Net Loss for Current Collection Period			$706,590.44
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6330%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6807%
Second Prior Collection Period			0.6160%
Prior Collection Period			0.3602%
Current Collection Period			0.6452%
Four Month Average (Current and Prior Three Collection Periods)			0.5755%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,127	$6,400,113.26
(Cumulative Recoveries)			$314,393.26
Cumulative Net Loss for All Collection Periods			$6,085,720.00
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3044%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,678.89
Average Net Loss for Receivables that have experienced a Realized Loss			$5,399.93

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.84%	269	$10,879,316.17
61-90 Days Delinquent	0.20%	60	$2,593,246.78
91-120 Days Delinquent	0.03%	6	$363,263.96
Over 120 Days Delinquent	0.03%	8	$364,896.60
Total Delinquent Receivables	1.10%	343	$14,200,723.51

Repossession Inventory:
Repossessed in the Current Collection Period		20	$880,094.73
Total Repossessed Inventory		31	$1,380,274.42

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1320%
Prior Collection Period			0.1395%
Current Collection Period			0.1788%
Three Month Average			0.1501%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2577%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	13

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	108	$4,724,921.92
2 Months Extended	194	$7,991,561.05
3+ Months Extended	32	$1,317,184.43

Total Receivables Extended	334	$14,033,667.40
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer